Retirement plans	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Retirement plans
Retirement plans:
a) Defined benefit pension plans:
The Company has non-contributory defined benefit pension plans covering certain employees. The Company does not provide any significant post-retirement benefits other than pension plan benefits. Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2017	Dec 31 2016
Accrued benefit obligations:
Balance, beginning of year	$60,771	$55,966
Current service cost	1,879	1,677
Past service cost	812	—
Interest cost on accrued benefit obligations	2,242	2,269
Benefit payments	(5,280)	(2,570)
Settlements	—	—
Actuarial loss	166	2,393
Foreign exchange loss	4,803	1,036
Balance, end of year	65,393	60,771
Fair values of plan assets:
Balance, beginning of year	44,230	40,286
Interest income on assets	1,522	1,553
Contributions	1,970	2,722
Benefit payments	(5,280)	(2,570)
Settlements	—	—
Return on plan assets	1,330	2,345
Foreign exchange gain (loss)	3,219	(106)
Balance, end of year	46,991	44,230
Unfunded status	18,402	16,541
Minimum funding requirement	—	—
Defined benefit obligation, net	$18,402	$16,541

The Company has an unfunded retirement obligation of $25.1 million as at December 31, 2017 (2016 - $22.4 million) for its employees in Chile that will be funded at retirement in accordance with Chilean law. The accrued benefit for the unfunded retirement arrangement in Chile is paid when an employee leaves the Company in accordance with plan terms and Chilean regulations. The Company estimates that it may make benefit payments based on actuarial assumptions related to the unfunded retirement obligation in Chile of $5.1 million in 2018. Actual benefit payments in future periods will fluctuate based on employee retirements.
The Company has a net funded retirement asset of $6.6 million as at December 31, 2017 (2016 - $5.7 million) for certain employees and retirees in Canada and a net funded retirement asset of $0.1 million as at December 31, 2017 (2016 - $0.2 million) in Europe. The Company estimates that it will make additional contributions relating to its defined benefit pension plan in Canada of $0.6 million in 2018.
These defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk and market risk on the funded plans. Additionally, as the plans provide benefits to plan members predominantly in Canada and Chile, the plans expose the Company to foreign currency risk for funding requirements. The primary long-term risk is that the Company will not have sufficient plan assets and liquidity to meet obligations when they fall due. The weighted average duration of the net defined benefit obligation is 10 years.
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2017 and 2016 is as follows:

For the years ended December 31	2017	2016
Net defined benefit pension plan expense:
Current service cost	$1,879	$1,677
Past service cost	812	—
Net interest cost	720	715
Cost of settlement	—	—
	$3,411	$2,392

The Company’s current year actuarial gains (losses), recognized in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2017 and 2016, are as follows:

For the years ended December 31	2017	2016
Actuarial gain (loss)	$564	$(77)
Minimum funding requirement	—	—
Actuarial gain (loss), net	$564	$(77)

The Company uses a December 31 measurement date for its defined benefit pension plans. Actuarial reports for the Company’s defined benefit pension plans were prepared by independent actuaries for funding purposes as of December 31, 2016 in Canada. The next actuarial reports for funding purposes for the Company’s Canadian defined benefit pension plans are scheduled to be completed as of December 31, 2019.
The discount rate is the most significant actuarial assumption used in accounting for the defined benefit pension plans. As at December 31, 2017, the weighted average discount rate for the defined benefit obligation was 3.7% (2016 - 3.7%). A decrease of 1% in the weighted average discount rate at the end of the reporting period, while holding all other assumptions constant, would result in an increase to the defined benefit obligation of approximately $6.3 million.
The asset allocation for the defined benefit pension plan assets as at December 31, 2017 and 2016 is as follows:

As at	Dec 31 2017	Dec 31 2016
Equity securities	46%	49%
Debt securities	29%	27%
Cash and other short-term securities	25%	24%
Total	100%	100%

The fair values of the above equity and debt instruments are determined based on quoted market prices in active markets whereas the fair values of cash and other short-term securities are not based on quoted market prices in active markets. The plan assets are held separately from those of the Company in funds under the control of trustees.

b) Defined contribution pension plans:
The Company has defined contribution pension plans. The Company’s funding obligations under the defined contribution pension plans are limited to making regular payments to the plans, based on a percentage of employee earnings. Total net pension expense for the defined contribution pension plans charged to operations during the year ended December 31, 2017 was $8.1 million (2016 - $7.6 million).